Recently Issued or Adopted International Financial Reporting Standards	6 Months Ended
Jun. 30, 2019
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Recently Issued or Adopted International Financial Reporting Standards

3. Recently Issued or Adopted International Financial Reporting Standards

Except as otherwise indicated, the accounting policies adopted in the preparation of these interim financial statements are consistent with those applied in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2018.

Newly Adopted International Financial Reporting Standards

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16, which supersedes existing lease guidance. Prior to the adoption of IFRS 16, the Company classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. A lease asset and lease liability were recognized for those leases classified as finance leases. Operating leases were not recognized in the Company’s statement of financial position. IFRS 16 established a right-of-use model that requires all lessees to recognize a lease asset and a lease liability in their statement of financial position that arise from leases with a term that is greater than 12 months. IFRS 16 was effective for annual and interim reporting periods beginning on or after January 1, 2019 and should be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this update recognized at the date of initial application.

The Company adopted IFRS 16 on January 1, 2019, using a modified retrospective transition approach applied to leases existing as of, or entered into after, January 1, 2019. The Company elected to utilize the package of practical expedients available for expired or existing contracts, which allowed the Company to carryforward historical assessments of whether contracts are or contain leases, lease classification and accounting for initial direct costs. In addition, the Company elected the practical expedients related to the recognition exemption for short-term leases and low-value leases. The adoption of this standard results in leases being recognized in the consolidated statement of financial position, except for short-term leases and low-value leases. See Note 9 for further details.